Stock-Based Compensation (Details 1) - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
		Dec. 31, 2018	Nov. 30, 2018	Sep. 30, 2018	Dec. 31, 2017
Option Indexed to Issuer's Equity [Line Items]
Number of Options, Granted		175,000	175,000
Stock Option Plan [Member]
Option Indexed to Issuer's Equity [Line Items]
Outstanding, Beginning				365,716
Number of Options, Granted				2,500	365,716
Number of Options, Exercised
Number of Options, Forfeited/Cancelled
Outstanding, Ending				368,216	365,716
Number of Options, Vested and exercisable				368,216
Weighted Average Exercise Price, Outstanding
Weighted Average Exercise Price, Granted				5.34	0.03
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled
Weighted Average Exercise Price, Outstanding				0.07
Weighted Average Exercise Price, Vested and exercisable				$ 0.07
Weighted-Average Remaining Contractual Term (years), Outstanding				8 years 7 months 6 days	9 years 3 months 19 days
Weighted-Average Remaining Contractual Term (years), Vested and exercisable				8 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding	[1]			$ 908,920
Aggregate Intrinsic Value, Granted	[1]
Aggregate Intrinsic Value, Exercised	[1]
Aggregate Intrinsic Value, Forfeited/Cancelled	[1]
Aggregate Intrinsic Value, Outstanding	[1]			$ 820,862	$ 908,920
Aggregate Intrinsic Value, Vested and exercisable	[1]			$ 820,862

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of our common stock as of September 30, 2018 and December 31, 2017 of $2.30 and $2.52 per share, respectively.